Land, Buildings and Equipment - Summary of Land, Buildings and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Work-in-progress not subject to amortization	$ 152	$ 133
Acquisitions through business combinations	$ 0	$ 62